Revenue from services provided to customers - Schedule of disaggregation of brokerage commissions revenue (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Product Information [Line Items]
Commissions	¥ 455,289	¥ 407,011	¥ 364,095
Brokerage commissions [Member]
Product Information [Line Items]
Commissions	295,192	264,512	242,687
Commissions for distribution of investment trust [Member]
Product Information [Line Items]
Commissions	66,345	66,108	56,241
Other commissions [Member]
Product Information [Line Items]
Commissions	¥ 93,752	¥ 76,391	¥ 65,167